LEASES (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Components of lease expenses

	Statement of Income Location	Three months ended March 31, 2022	Three months ended March 31, 2021
		(Unaudited)	(Unaudited)
		$	$
Lease Costs
Operating lease expense	General and administrative expenses	11,788	1,218
Total net lease costs		11,788	1,218